Accumulated Other Comprehensive Income (Loss)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Text Block [Abstract]
Accumulated Other Comprehensive Income (Loss)

8. Accumulated Other Comprehensive Income (Loss)

The following is a summary of the Company’s proportionate share of the Joint Venture’s accumulated other comprehensive income (loss) balances, net of taxes, as of and for the nine months ended December 31, 2019 and 2018.

	Available For Sale Debt Security	Foreign Currency Translation Adjustment	Cash Flow Hedge	Accumulated Other Comprehensive Income (Loss)
Balance at March 31, 2018	$—	$1,268	$1,268	$2,536
Cumulative effect of accounting change of the Joint Venture-ASU 2017-12	—	—	490	490
Change associated with foreign currency translation	—	(2,593)	—	(2,593)
Change associated with current period hedging	—	—	1,206	1,206
Reclassification into earnings	—	—	(424)	(424)

Balance at June 30, 2018	$—	$(1,325)	$2,540	$1,215
Change associated with foreign currency translation	—	566	—	566
Change associated with current period hedging	—	—	1,866	1,866
Reclassification into earnings	—	—	(388)	(388)

Balance at September 30, 2018	$—	$(759)	$4,018	$3,259
Change associated with foreign currency translation	—	(2,418)	—	(2,418)
Change associated with current period hedging	—		(6,168)	(6,168)
Reclassification into earnings	—	—	(375)	(375)

Balance at December 31, 2018	$—	$(3,177)	$(2,525)	$(5,702)

Balance at March 31, 2019	$—	$(1,565)	$(1,691)	$(3,256)
Cumulative effect of accounting change of the Joint Venture-ASU 2018-02	—	—	422	422
Change associated with foreign currency translation	—	226	—	226
Change associated with current period hedging	—	—	(5,117)	(5,117)
Reclassification into earnings	—	—	(314)	(314)

Balance at June 30, 2019	$—	$(1,339)	$(6,700)	$(8,039)
Unrealized gain (loss) on available for sale debt securities of the Joint Venture	1,173	—	—	1,173
Change associated with foreign currency translation	—	1,583	—	1,583
Change associated with current period hedging	—	—	(1,509)	(1,509)
Reclassification into earnings	—	—	199	199

Balance at September 30, 2019	$1,173	$244	$(8,010)	$(6,593)
Unrealized gain (loss) on available for sale debt securities of the Joint Venture	134			134
Change associated with foreign currency translation	—	1,728	—	1,728
Change associated with current period hedging	—	—	289	289
Reclassification into earnings	—	—	1,024	1,024

Balance at December 31, 2019	$1,307	1,972	$(6,697)	$(3,418)

Effective April 1, 2018, the Joint Venture adopted FASB ASU No. 2017-12, which significantly changed the framework by which hedge accounting is recognized, presented and disclosed in the Joint Venture’s financial statements. The adoption of this update by the Joint Venture resulted in a reclassification between its accumulated other comprehensive income (loss) and accumulated earnings (deficit).

Effective April 1, 2019, the Joint Venture adopted FASB ASU No. 2018-02, which allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act of 2017. The adoption of this update resulted in a reclassification between accumulative other comprehensive income (loss) and accumulated earnings (deficit).

As an investor in the Joint Venture, the Company has recognized its proportionate amount of these reclassifications as presented in the table above.

13.	Accumulated Other Comprehensive Income (Loss)

The following is a summary of the Company’s proportionate share of the Joint Venture’s accumulated other comprehensive income (loss) balances, net of taxes, as of and for the years ended March 31, 2019 and 2018 and the period from June 22, 2016 (inception) to March 31, 2017.

	Foreign Currency Translation Adjustment	Cash Flow Hedge	Accumulated Other Comprehensive Income (Loss)
Balance at June 22, 2016 (inception)	$—	$—	$—
Change associated with foreign currency translation	26	—	26
Change associated with current period hedging (net of taxes of $194)	—	(337)	(337)
Reclassification into earnings	—	(1)	(1)
Balance at March 31, 2017	$26	$(338)	$(312)
Change associated with foreign currency translation	1,242	—	1,242
Change associated with current period hedging (net of taxes of $623)	—	1,267	1,267
Reclassification into earnings	—	339	339
Balance at March 31, 2018	$1,268	$1,268	$2,536
Cumulative effect of accounting change by the Joint Venture		490	490
Change associated with foreign currency translation	(2,833)	—	(2,833)
Change associated with current period hedging (net of taxes of $2,139)	—	(1,671)	(1,671)
Reclassification into earnings	—	(1,778)	(1,778)
Balance at March 31, 2019	$(1,565)	$(1,691)	$(3,256)